Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Lease revenue	$ 764	$ 888	$ 952
Right of use lease assets	1,600	1,200
Lease liabilities	1,700	1,300
Lease cost	$ 390	$ 364	$ 374